Liquidity, Going Concern and Management Plans - Additional Information (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents	$ 1,686,000	$ 1,599,000	$ 1,190,000
Working Capital	$ 4,400,000	$ 5,800,000